Other Taxes Payable	6 Months Ended
Jun. 30, 2023
Taxes Payable, Current [Abstract]
OTHER TAXES PAYABLE

8. OTHER TAXES PAYABLE

As of June 30, 2023 and December 31, 2022, other taxes payable consisted of the following:

	June 30, 2023	December 31, 2022
VAT payable	$17,785	$15,266
Income tax payable	2,406	2,505
Business tax payable	1,501	1,319
Others	11	-
	$21,703	$19,090